SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL RESULTS OF INSURANCE SEGMENT

The following table provides the financial results of our Insurance Segment:

	Year Ended December 31,
	2024	2023

Total revenues	$14,054,361	$13,731,826
Less: Significant and other Insurance Segment expenses
Commission expense	4,189,599	3,732,939
Salaries and wages	7,226,810	7,503,052
General and administrative expenses	4,219,635	4,089,989
Marketing and advertising expenses	357,697	364,974
Change in estimated acquisition earn-out payables	47,761	1,716,873
Depreciation and amortization	1,786,068	2,609,191
Asset impairments	3,922,110	7,594,000
Interest expense	1,442,808	1,506,186
Interest expense related parties	140,802	150,067
Other income, net	(51,345)	(6,530)
Recognition and change in fair value of warrant liabilities	(156,000)	(5,503,647)
Loss from discontinued operations before tax	-	1,984,714
Insurance segment net loss	$(9,071,584)	$(12,009,982)